Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000254840 | 11896147
Holdings [Line Items]
Percent of Total Investments	0.40%
C000254840 | IndustryPharmaceuticals, Biotechnology & Life Sciences
Holdings [Line Items]
Percent of Total Investments	13.60%
C000254840 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	13.40%
C000254840 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	12.00%
C000254840 | IndustryHousehold & Personal Products
Holdings [Line Items]
Percent of Total Investments	11.30%
C000254840 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	10.70%
C000254840 | IndustryConsumer Services
Holdings [Line Items]
Percent of Total Investments	8.70%
C000254840 | IndustrySoftware & Services
Holdings [Line Items]
Percent of Total Investments	7.20%
C000254840 | IndustryMaterials
Holdings [Line Items]
Percent of Total Investments	5.70%
C000254840 | IndustryConsumer Durables & Apparel
Holdings [Line Items]
Percent of Total Investments	5.20%
C000254840 | IndustryConsumer Discretionary Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	4.20%
C000254840 | IndustryHealth Care Equipment & Services
Holdings [Line Items]
Percent of Total Investments	3.60%
C000254840 | IndustryCommercial & Professional Services
Holdings [Line Items]
Percent of Total Investments	2.00%
C000254840 | IndustryTransportation
Holdings [Line Items]
Percent of Total Investments	1.90%
C000254840 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.50%
C000254840 | France
Holdings [Line Items]
Percent of Total Investments	21.80%
C000254840 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	16.10%
C000254840 | Switzerland
Holdings [Line Items]
Percent of Total Investments	12.00%
C000254840 | Spain
Holdings [Line Items]
Percent of Total Investments	8.80%
C000254840 | Germany
Holdings [Line Items]
Percent of Total Investments	7.80%
C000254840 | Japan
Holdings [Line Items]
Percent of Total Investments	6.00%
C000254840 | Taiwan
Holdings [Line Items]
Percent of Total Investments	5.30%
C000254840 | Ireland
Holdings [Line Items]
Percent of Total Investments	4.50%
C000254840 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.10%
C000254840 | Denmark
Holdings [Line Items]
Percent of Total Investments	3.90%
C000254840 | Sweden
Holdings [Line Items]
Percent of Total Investments	2.20%
C000254840 | Finland
Holdings [Line Items]
Percent of Total Investments	2.10%
C000254840 | Australia
Holdings [Line Items]
Percent of Total Investments	2.00%
C000254840 | Mexico
Holdings [Line Items]
Percent of Total Investments	1.80%
C000254840 | Italy
Holdings [Line Items]
Percent of Total Investments	1.20%
C000254841 | 12041074
Holdings [Line Items]
Percent of Total Investments	2.20%
C000254841 | IndustryPharmaceuticals, Biotechnology & Life Sciences
Holdings [Line Items]
Percent of Total Investments	13.30%
C000254841 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	1.70%
C000254841 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	9.90%
C000254841 | IndustryMaterials
Holdings [Line Items]
Percent of Total Investments	7.00%
C000254841 | IndustryConsumer Durables & Apparel
Holdings [Line Items]
Percent of Total Investments	1.70%
C000254841 | IndustryCommercial & Professional Services
Holdings [Line Items]
Percent of Total Investments	3.30%
C000254841 | IndustryTransportation
Holdings [Line Items]
Percent of Total Investments	2.40%
C000254841 | IndustryBanks
Holdings [Line Items]
Percent of Total Investments	21.50%
C000254841 | IndustryEnergy
Holdings [Line Items]
Percent of Total Investments	9.20%
C000254841 | IndustryInsurance
Holdings [Line Items]
Percent of Total Investments	7.60%
C000254841 | IndustryAutomobiles & Components
Holdings [Line Items]
Percent of Total Investments	7.30%
C000254841 | IndustryTelecommunication Services
Holdings [Line Items]
Percent of Total Investments	4.50%
C000254841 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	4.00%
C000254841 | IndustryReal Estate Management & Development
Holdings [Line Items]
Percent of Total Investments	2.70%
C000254841 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	2.50%
C000254841 | IndustryTechnology Hardware & Equipment
Holdings [Line Items]
Percent of Total Investments	1.40%
C000254841 | France
Holdings [Line Items]
Percent of Total Investments	11.10%
C000254841 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	10.60%
C000254841 | Switzerland
Holdings [Line Items]
Percent of Total Investments	8.70%
C000254841 | Spain
Holdings [Line Items]
Percent of Total Investments	4.80%
C000254841 | Germany
Holdings [Line Items]
Percent of Total Investments	4.80%
C000254841 | Japan
Holdings [Line Items]
Percent of Total Investments	19.70%
C000254841 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.50%
C000254841 | Sweden
Holdings [Line Items]
Percent of Total Investments	1.20%
C000254841 | Finland
Holdings [Line Items]
Percent of Total Investments	1.50%
C000254841 | Australia
Holdings [Line Items]
Percent of Total Investments	4.70%
C000254841 | Italy
Holdings [Line Items]
Percent of Total Investments	4.50%
C000254841 | Canada
Holdings [Line Items]
Percent of Total Investments	13.50%
C000254841 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	3.60%
C000254841 | Singapore
Holdings [Line Items]
Percent of Total Investments	1.70%
C000254841 | Belgium
Holdings [Line Items]
Percent of Total Investments	1.70%
C000254841 | Norway
Holdings [Line Items]
Percent of Total Investments	1.20%
C000254843 | IndustryPharmaceuticals, Biotechnology & Life Sciences
Holdings [Line Items]
Percent of Total Investments	10.60%
C000254843 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	3.20%
C000254843 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	4.40%
C000254843 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	2.80%
C000254843 | IndustrySoftware & Services
Holdings [Line Items]
Percent of Total Investments	3.90%
C000254843 | IndustryMaterials
Holdings [Line Items]
Percent of Total Investments	2.30%
C000254843 | IndustryConsumer Durables & Apparel
Holdings [Line Items]
Percent of Total Investments	4.20%
C000254843 | IndustryConsumer Discretionary Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	3.30%
C000254843 | IndustryHealth Care Equipment & Services
Holdings [Line Items]
Percent of Total Investments	7.30%
C000254843 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.90%
C000254843 | IndustryBanks
Holdings [Line Items]
Percent of Total Investments	10.20%
C000254843 | IndustryEnergy
Holdings [Line Items]
Percent of Total Investments	7.80%
C000254843 | IndustryInsurance
Holdings [Line Items]
Percent of Total Investments	2.80%
C000254843 | IndustryAutomobiles & Components
Holdings [Line Items]
Percent of Total Investments	3.50%
C000254843 | IndustryTelecommunication Services
Holdings [Line Items]
Percent of Total Investments	2.40%
C000254843 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	13.90%
C000254843 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	2.00%
C000254843 | IndustryTechnology Hardware & Equipment
Holdings [Line Items]
Percent of Total Investments	5.90%
C000254843 | IndustryMedia & Entertainment
Holdings [Line Items]
Percent of Total Investments	6.30%
C000254843 | IndustryEquity Real Estate Investment Trusts (REITs)
Holdings [Line Items]
Percent of Total Investments	1.30%
C000246461 | IndustryPharmaceuticals, Biotechnology & Life Sciences
Holdings [Line Items]
Percent of Total Investments	9.70%
C000246461 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	5.70%
C000246461 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	3.80%
C000246461 | IndustryHousehold & Personal Products
Holdings [Line Items]
Percent of Total Investments	3.20%
C000246461 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	12.00%
C000246461 | IndustryConsumer Services
Holdings [Line Items]
Percent of Total Investments	5.20%
C000246461 | IndustrySoftware & Services
Holdings [Line Items]
Percent of Total Investments	17.50%
C000246461 | IndustryConsumer Discretionary Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	4.00%
C000246461 | IndustryHealth Care Equipment & Services
Holdings [Line Items]
Percent of Total Investments	15.30%
C000246461 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.40%
C000246461 | IndustryBanks
Holdings [Line Items]
Percent of Total Investments	4.40%
C000246461 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	3.50%
C000246461 | IndustryTechnology Hardware & Equipment
Holdings [Line Items]
Percent of Total Investments	5.90%
C000246461 | IndustryMedia & Entertainment
Holdings [Line Items]
Percent of Total Investments	9.40%